Share-Based Compensation - Summary of RSUs and DSUs Outstanding (Details)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
RSUs and DSUs (#)
Outstanding, ending (in shares)	1,314,534
DSUs and RSUs
RSUs and DSUs (#)
Outstanding, beginning (in shares)	1,040,544	376,296
Issued (in shares)	761,029	954,698
Vested, released and issued (in shares)	(362,774)	(168,784)
Expired (in shares)	(417)
Forfeited (in shares)	(123,848)	(121,666)
Outstanding, ending (in shares)	1,314,534	1,040,544
Weighted Average Issue Price of RSUs and DSUs ($)
Outstanding, beginning (in CAD per share) | $ / shares	$ 16.46	$ 44.06
Weighted average fair value issued (in CAD per share) | $ / shares	6.98	10.82
Vested, exercised, released and issued (in CAD per share) | $ / shares	21.01	44.44
Expired (in CAD per share) | $ / shares	113.16
Forfeited (in CAD per share) | $ / shares	10.35	18.77
Outstanding, ending (in CAD per share) | $ / shares	$ 10.26	$ 16.46
RSUs
RSUs and DSUs (#)
Outstanding, beginning (in shares)	983,161
Outstanding, ending (in shares)	1,100,563	983,161
DSUs
RSUs and DSUs (#)
Outstanding, beginning (in shares)	57,383
Outstanding, ending (in shares)	213,971	57,383